NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
NET INCOME (LOSS) INCOME PER SHARE
17	NET INCOME (LOSS) PER SHARE

The calculations of basic and diluted earnings per share are computed as follows:

	For the years ended December 31,
	2013	2014	2015

Net income (loss) attributable to Actions Semiconductor Co., Ltd. shareholders	$124	$(30,361)	$(28,435)
Shares:
Weighted average shares outstanding used in computing basic net income (loss) per share	412,103,255	395,380,921	329,190,733
Effect of dilutive securities:
Weighted average shares from assumed exercise of share-based awards	13,311,756	-	-
Weighted average shares outstanding used in computing diluted net income (loss) per share	425,415,011	395,380,921	329,190,733
Net income (loss) per share, basic	$0.0003	$(0.0768)	$(0.0864)
Net income (loss) per share, diluted	$0.0003	$(0.0768)	$(0.0864)

The dilutive effect of the options and RSU are calculated using the treasury stock method. Under the treasury stock method, the proceeds from the assumed conversion of options and RSU, which include the benefit of the compensation costs attributable to future services and not yet recognized, are used to repurchase outstanding ordinary shares using average market price.

For the years ended December 31, 2014 and 2015, the Company had 2,076,484 and 16,695,100 options and RSU outstanding respectively which could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income per share in 2014 and 2015.